TAXES (Details Narrative)	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 MYR (RM)	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 MYR (RM)	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2020 MYR (RM)	Sep. 30, 2022 MYR (RM)
Paid in capital	$ 18,918,303		$ 155,024
Tax rates and tax exemption			10,183		$ (13,311)
Valuation allowance	35,174		137,932		40,949
Change in valuation allowance	$ (102,758)		$ 96,983		$ 38,502
MALAYSIA
Enterprise income tax rate	24.00%	24.00%
Paid in capital | RM							RM 2,500,000
Gross income | RM		RM 50,000,000
Effective income tax rate reconciliation, percent			17.00%	17.00%	17.00%	17.00%
Taxable income			$ 150,000	RM 600,000	$ 150,000	RM 600,000
Tax rates and tax exemption			$ 10,183		$ (13,311)
Tax rates and tax exemption per shares | $ / shares			$ 0.00		$ (0.00)